CVC - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended	12 Months Ended
	Jan. 01, 2017	Mar. 31, 2018	Mar. 31, 2017	Jun. 20, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gross Versus Net Revenue Recognition [Abstract]
Franchise fees and other taxes and fees		$ 63,830	$ 64,986		$ 259,075	$ 154,732
Advertising Expenses [Abstract]
Advertising expenses					$ 224,120	$ 135,513
Cablevision Systems Corporation And Subsidiaries
Gross Versus Net Revenue Recognition [Abstract]
Franchise fees and other taxes and fees				$ 95,432			$ 199,701
Advertising Expenses [Abstract]
Advertising expenses				$ 62,760			160,671
Share-Based Compensation [Abstract]
Award vesting percentage				100.00%
Recently Issued But Not Yet Adopted Accounting Pronouncements
Unrealized excess tax benefits recognized with the adoption of ASU 2016-09	$ 309,000
Deferred financing costs, net of accumulated amortization							67,119
Revolving Credit Facility | Cablevision Systems Corporation And Subsidiaries
Recently Issued But Not Yet Adopted Accounting Pronouncements
Deferred financing costs, net of accumulated amortization							$ 7,588